INVESTMENT SECURITIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Number of securities | security	184	34
Sales of securities	$ 0	$ 0
Redemptions of securities, available for sale	26,815,000	15,905,000	$ 7,220,000
Net gains realized on redemptions	606,417	300,000
Obligations of states and political subdivisions
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Gross unrealized loss	$ 34,453,668	$ 948,416